Related Party Transactions - General (Details) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Jun. 30, 2022
Related Party Transactions
Borrowings outstanding balance		$ 1,085,758,000	$ 1,036,144,000
GasLog Ltd. | Sponsor Credit Facility
Related Party Transactions
Amount of credit facility		30,000,000
Borrowings outstanding balance		0
GasLog Ltd. | Administrative services fees
Related Party Transactions
Annual fee per vessel	$ 579,000	314,000
GasLog LNG Services | Commercial management fees
Related Party Transactions
Annual fee per vessel		360,000
Annual fee per vessel as percentage of gross charter revenues	1.25%
GasLog LNG Services | Management fees
Related Party Transactions
Management fee fixed monthly charge per vessel	$ 37,500	$ 46,000